Share-Based Compensation And Other Related Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2016	1,310,864	$16.81
Granted	91,945	$18.64
Exercised	(307,266)	$11.24
Expired	(61,891)	$40.22
Forfeited	(97,529)	$23.60
As at December 31, 2017	936,123	$16.56
Granted	149,163	17.53
Exercised	(125,762)	$11.14
Expired	(211,614)	24.90
Forfeited	(49,523)	$19.49
As at December 31, 2018	698,387	$15.00

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2018:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2018	Weighted Average Remaining Contractual Life (months)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2018	Weighted Average Exercise Price CAD$
$9.76 - $11.57	232,883	43.08	$10.07	232,883	$10.07
$11.58 - $17.01	97,043	40.16	$12.50	97,043	$12.50
$17.02 - $18.53	230,811	57.74	$17.88	81,648	$18.53
$18.54 - $23.61	137,650	67.28	$20.29	91,680	$21.12
	698,387	52.29	$15.00	503,254	$13.92

Disclosure of assumptions used in determining fair value of options granted
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2018	2017
Expected life	4.0	4.0
Expected volatility	43.8%	41.9%
Expected dividend yield	2.1%	2.6%
Risk-free interest rate	2.5%	2.2%
Weighted average exercise price (CAD$)	$17.53	$18.64
Weighted average fair value (CAD$)	$5.90	$5.30

Disclosure of dividends
The Company declared the following dividends for the period starting January 1, 2017 until March 12, 2019:

Declaration Date	Record date	Dividend per common share
February 20, 2019 (1)	March 4, 2019	$0.0350
November 6, 2018	November 19, 2018	$0.0350
August 8, 2018	August 20, 2018	$0.0350
May 9, 2018	May 22, 2018	$0.0350
February 20, 2018	March 5, 2018	$0.0350
November 8, 2017	November 20, 2017	$0.0250
August 9, 2017	August 21, 2017	$0.0250
May 9, 2017	May 23, 2017	$0.0250
February 14, 2017	February 27, 2017	$0.0250

(1)	These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2018, the following PSUs were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2016	141,790	$2,152
Granted	54,962	823
Paid out	(30,408)	(875)
Forfeited	—	—
Change in value	—	511
As at December 31, 2017	166,344	$2,611
Granted	117,328	1,532
Paid out	(73,263)	(1,528)
Forfeited	—	—
Change in value	—	476
As at December 31, 2018	210,409	$3,091

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2018, the following RSUs were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2016	315,423	$4,764
Granted	184,187	2,698
Paid out	(222,006)	(3,257)
Forfeited	(15,591)	(243)
Change in value	—	136
As at December 31, 2017	262,013	$4,098
Granted	244,961	3,207
Paid out	(156,715)	(2,181)
Forfeited	(21,436)	(313)
Change in value	—	(1,187)
As at December 31, 2018	328,823	$3,624